UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2020 to June 30, 2020

Date of Report (Date of earliest event reported):  August 13, 2020
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001596242

Peter Macdonald (949) 470-6237
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)	Assets That Were Subject of Demand (2)(3)	Assets That Were Repurchased or Replaced (2)(4)	Assets Pending Repurchase or Replacement (within cure period) (2)(5)	Demand in Dispute (2)(6)	Demand Withdrawn (2)(7)	Demand Rejected (2)
Entity			# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $(%)	# $ (%)	# $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BK0845		loanDepot.com, LLC	59 / $9,680,250 / 100%			1 / $166,417 / 1.719%
GNMA-II Pool # BK0851		loanDepot.com, LLC	19 / $5,232,871 / 100%			1 / $340,888 / 6.514%
GNMA-II Pool # BL6370		loanDepot.com, LLC	143 / $49,409,232 / 100%		1 / $400,000 / 0.81%
GNMA-II Pool # BL6432		loanDepot.com, LLC	127 / $10,147,721 / 100%			1 / $62,099 / 0.612%
GNMA-II Pool # BL6439		loanDepot.com, LLC	146 / $19,195,207 / 100%		1 / $141,250 / 0.736%	1 / $140,496 / 0.732%
GNMA-II Pool # BL6447		loanDepot.com, LLC	174 / $49,053,988 / 100%		1 / $265,035 / 0.54%
GNMA-II Pool # BL6512		loanDepot.com, LLC	24 / $1,610,556 / 100%			1 / $3,947 / 0.245%
GNMA-II Pool # BL6507		loanDepot.com, LLC	33 / $3,273,249 / 100%		1 / $105,361 / 3.219%
GNMA-II Pool # BP4881		loanDepot.com, LLC	18 / $5,233,377 / 100%		1 / $356,347 / 6.809%
GNMA-II Pool # BP4883		loanDepot.com, LLC	18 / $11,518,242 / 100%		1 / $525,606 / 4.563%
GNMA-II Pool # BP5013		loanDepot.com, LLC	33 / $12,850,524 / 100%		1 / $412,798 / 3.212%
GNMA-II Pool # BP4976		loanDepot.com, LLC	34 / $5,574,159 / 100%		1 / $532,651 / 9.556%
GNMA-II Pool # BP5037		loanDepot.com, LLC	32 / $10,580,592 / 100%		1 / $374,568 / 3.54%
GNMA-II Pool # BP5042		loanDepot.com, LLC	40 / $11,697,151 / 100%		1 / $265,137 / 2.267%
GNMA-II Pool # BP5040		loanDepot.com, LLC	12 / $7,428,643 / 100%		1 / $594,580 / 8.004%
GNMA-II Pool # BQ6817		loanDepot.com, LLC	142 / $41,150,998 / 100%		1 / $182,765 / 0.444%
GNMA-II Pool # BF8813		loanDepot.com, LLC	44 / $3,067,089 / 100%		1 / $74,569 / 2.431%
GNMA-II Pool # BQ6657		loanDepot.com, LLC	42 / $1,6479,980 / 100%		1 / $392,354 / 2.381%
GNMA-II Pool # BP5084		loanDepot.com, LLC	48 / $6,316,463 / 100%		1 / $143,844 / 2.277%
GNMA-II Pool # BQ6873		loanDepot.com, LLC	65 / $18,819,827 / 100%				1 / $165,555 / 0.88%
GNMA-II Pool # BR6734		loanDepot.com, LLC	64 / $17,864,621 / 100%			1 / $186,588 / 1.044%

GNMA-II Pool # BR6812	loanDepot.com, LLC	22 / $7,064,812 / 100%				1 / $477,199 / 6.755%
GNMA-II Pool # BS4663	loanDepot.com, LLC	148 / $42,593,512 / 100%		1 / $330,706 / 0.776%
GNMA-II Pool # BS4675	loanDepot.com, LLC	89 / $24,013,080 / 100%		1 / $284,842 / 1.186%
GNMA-II Pool # BS4646	loanDepot.com, LLC	205 / $49,830,462 / 100%		1 / $484,364 / 0.972%		1 / $230,920 / 0.463%
GNMA-II Pool # BS4681	loanDepot.com, LLC	125 / $34,361,016 / 100%		1 / $240,824 / 0.701%
GNMA-II Pool # BT8813	loanDepot.com, LLC	123 / $27,909,111 / 100%	1 / $340,261 / 1.219%				1 / $340,261 / 1.219%
GNMA-II Pool # BJ2838	loanDepot.com, LLC	48 / $10,836,831 / 100%	1 / $127,816 / 1.179%		1 / $127,816 / 1.179%
GNMA-II Pool # BH7578	loanDepot.com, LLC	34 / $2,431,280 / 100%	1 / $72,320 / 2.975%		1 / $72,320 / 2.975%
GNMA-II Pool # BK9041	loanDepot.com, LLC	65 / $16,927,624 / 100%	1 / $114,050 / 0.674%		1 / $114,050 / 0.674%
GNMA-II Pool # BK0836	loanDepot.com, LLC	55 / $3,814,134 / 100%	1 / $66,839 / 1.752%		1 / $66,839 / 1.752%
GNMA-II Pool # BK0843	loanDepot.com, LLC	99 / $13,030,152 / 100%	1 / $127,814 / 0.981%		1 / $127,814 / 0.981%
GNMA-II Pool # BL6462	loanDepot.com, LLC	99 / $30,072,868 / 100%	1 / $301,971 / 1.004%		1 / $301,971 / 1.004%
GNMA-II Pool # BL6481	loanDepot.com, LLC	66 / $14,427,254 / 100%	1 / $165,176 / 1.145%		1 / $165,176 / 1.145%
GNMA-II Pool # BV6325	loanDepot.com, LLC	18 / $3,564,172 / 100%	1 / $151,644 / 4.255%		1 / $151,644 / 4.255%
GNMA-II Pool # BK0926	loanDepot.com, LLC	139 / $29,761,020 / 100%	1 / $385,911 / 1.297%	1 / $385,911 / 1.297%
GNMA-II Pool # AO7154	loanDepot.com, LLC	32 / $5,051,998 / 100%	1 / $103,896 / 2.057%	1 / $103,896 / 2.057%
GNMA-II Pool # BJ3014	loanDepot.com, LLC	18 / $5,277,651 / 100%	1 / $212,910 / 4.034%	1 / $212,910 / 4.034%
Total:		2,702 / $637,151,717 / 100%	12 / $2,170,608 / 0.341%	22 / $6,810,318 / 1.069%	14 / $2,028,065 / 0.318%	3 / $873,674 / 0.137%	1 / $340,261 / 0.053%	0 / $0 / 0%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines, regardless of whether an actual demand to repurchase such assets was ever made by GNMA. Eleven (11) of the twelve (12) assets identified in columns (g) through (i) were identified by the Originator for repurchase during the reporting period, and were not the subject of a demand by GNMA or a third party. One (1) of the assets identified in columns (g) through (i) was identified by GNMA for repurchase during the reporting period.

4)
Each of the assets identified in columns (j) through (l) was either repurchased by the Originator during the reporting period or was paid off in full by the borrower(s) during such period. Three (3) of the assets identified in columns (j) through (l) were identified by the Originator for repurchase during the reporting period; six (6) of the assets identified in columuns (j) through (l) were identified by GNMA for repurchase during the reporting period ending March 31, 2020; twelve (12) of the assets identified in columns (j) through (l) were identified by the Originator or GNMA for repurchase during prior reporting periods; and one (1) of the assets identified in columns (j) through (l) was identified by the Originator for repurchase during the reporting period ending March 31, 2020 and was rejected for repurchase by GNMA during such period. During the current reporting period, GNMA agreed that such asset should be repurchased.

5)
Eight (8) of the assets identified in columns (m) through (o) were identified by the Originator for repurchase during the reporting period; one (1) of the assets identified in columns (m) through (o) was identified by GNMA for repurchase during the reporting period ending March 31, 2020; and five (5) of the assets identified in columns (m) through (o) were identified by the Originator or GNMA for repurchase during prior reporting periods.

6)	The three (3) assets identified in columns (p) through (r) were identified by GNMA for repurchase during the reporting period ending March 31, 2020.

7)	The one (1) asset identified in columns (s) through (u) was identified by GNMA for repurchase during the current reporting period and was subsequently withdrawn by GNMA.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 13, 2020	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer